Discontinued Operations - Summary of Significant Accounting Policies - Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangibles, net:
Intangibles, net, Beginning balance	$ 7,207	$ 8,447
Intangibles, net, Amortization	(1,250)	(1,240)
Intangibles, net, Ending balance	$ 5,957	$ 7,207